Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

22. Related Party Transactions

Lease

The Company leases office space that was owned by one of its former directors.

Equity accounted investee

Transactions between the Company and its investee have all been transacted in the normal course of business. These transactions are the result of the investee billing the Company for services it provides to the Company. In turn, the Company bills its customers for this service which is measured at the exchange amount. Transactions between the Company and its investee only reflect the Company's share of the transaction.

Transportation services

A company owned by an officer of a BFI subsidiary provides transportation services to the Company.

All related party transactions are recorded at the exchange amounts.

Lease
Year lease commenced		2004
Lease expiry date	September 30, 2014
Approximate annual lease cost (in Canadian dollars, recorded to selling, general and administration expenses)		$320

	December 31
	2013	2012
Investment in equity accounted investee
Charges (recorded to operating expenses)	$553	$267
Amounts owing to equity investee (included in accounts payable)	$44	$32
Unsecured promissory note issued December 6, 2010 (in Canadian dollars)	$750	$750
Unsecured promissory note issued October 1, 2013 (in Canadian dollars)	$750	-
Interest income (recorded to interest expense)	$40	$41

Transportation services
Charges (recorded to operating expenses)	$3,788	$3,714
Amounts owing (included in accounts payable)	$70	$63